UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1: The schedule of investments for the three-month period ended September 30, 2013 is filed herewith.

Aberdeen Latin America Equity Fund, Inc.

Portfolio of Investments (unaudited)

September 30, 2013

No. of Shares	Description	Value
LONG-TERM EQUITY SECURITIES-102.4%
ARGENTINA-4.1%
ENERGY EQUIPMENT & SERVICES-4.1%
226,000	Tenaris S.A., ADR (cost $8,225,595)	$10,572,280
BRAZIL-69.6%
BEVERAGES-3.7%
255,366	Cia de Bebidas das Americas	9,756,979
COMMERCIAL BANKS-15.4%
1,602,970	Banco Bradesco S.A.	24,945,375
116,930	Banco Itaú Holding Financeira S.A., PN	1,659,801
966,114	Itau Unibanco Holding S.A., PN, ADR	13,641,530
		40,246,706
COMMERCIAL SERVICES & SUPPLIES-0.8%
154,200	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	2,073,348
DIVERSIFIED FINANCIAL SERVICES-1.6%
757,563	BM&F Bovespa S.A.	4,231,661
FOOD PRODUCTS-1.8%
191,368	BRF S.A.	4,662,668
HEALTH CARE PROVIDERS & SERVICES-1.4%
831,000	Odontoprev S.A.	3,648,256
MACHINERY-1.2%
251,844	WEG S.A.	3,068,081
METALS & MINING-10.8%
307,800	Bradespar S.A., PN	3,416,451
1,318,359	Vale S.A., ADR	20,579,584
308,117	Vale S.A., PN, ADR	4,378,342
		28,374,377
MULTILINE RETAIL-3.6%
333,096	Lojas Renner S.A.	9,548,161
OIL, GAS & CONSUMABLE FUELS-12.9%
46,000	Petroleo Brasileiro S.A., ADR	712,540
1,292,433	Petroleo Brasileiro S.A., ADR	21,622,404
462,000	Ultrapar Participacoes S.A., ADR	11,360,580
		33,695,524
PERSONAL PRODUCTS-2.7%
319,000	Natura Cosmeticos S.A.	7,124,712
REAL ESTATE MANAGEMENT & DEVELOPMENT-3.6%
393,334	Multiplan Empreendimentos Imobiliarios S.A.	9,406,083
ROAD & RAIL-1.6%
274,050	Localiza Rent a Car S.A.	4,080,517
SOFTWARE-1.1%
175,000	Totvs S.A.	2,960,227
SPECIALTY RETAIL-2.1%
357,000	Cia Hering	5,418,707
TEXTILES, APPAREL & LUXURY GOODS-2.5%
365,144	Arezzo Industria e Comercio S.A.	6,456,704
TOBACCO-1.5%
338,000	Souza Cruz S.A.	4,033,795

See Notes to Portfolio of Investments.

No. of Shares		Description	Value
TRANSPORTATION INFRASTRUCTURE-1.3%
289,400		Wilson Sons Limited, BDR	3,479,904
		Total Brazil (cost $151,628,893)	182,266,410
CHILE-6.8%
AIRLINES-0.1%
23,143		Latam Airlines Group S.A.	350,705
BEVERAGES-1.1%
318,000		Embotelladora Andina S.A., PNB	1,745,141
540,000		Viña Concha y Toro S.A.	1,008,257
			2,753,398
CHEMICALS-0.2%
18,800		Sociedad Química y Minera de Chile S.A., PNB	571,729
COMMERCIAL BANKS-1.3%
11,653,724		Banco de Chile	1,728,145
25,113,969		Banco Santander Chile	1,638,938
			3,367,083
ELECTRIC UTILITIES-0.5%
3,780,000		Enersis S.A.	1,207,578
INDUSTRIAL CONGLOMERATES-0.1%
18,518		Antarchile S.A.	282,860
IT SERVICES-0.6%
592,000		Sonda S.A.	1,578,667
MULTILINE RETAIL-0.3%
77,000		S.A.C.I. Falabella	738,346
OIL, GAS & CONSUMABLE FUELS-0.5%
98,000		Empresas COPEC S.A.	1,378,504
PAPER & FOREST PRODUCTS-0.4%
298,570		Empresas CMPC S.A.	909,167
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.5%
692,000		Parque Arauco S.A.	1,327,105
WATER UTILITIES-1.2%
84,144		Inversiones Aguas Metropolitanas S.A., ADR(a)(b)(c)	3,200,022
		Total Chile (cost $11,630,400)	17,665,164
COLOMBIA-3.2%
COMMERCIAL BANKS-1.4%
268,000		Bancolombia S.A.	3,781,796
FOOD & STAPLES RETAILING-1.8%
271,901		Almacenes Exito S.A.	4,652,708
		Total Colombia (cost $7,550,787)	8,434,504
LATIN AMERICA-0.0%
VENTURE CAPITAL-0.0%
2,599,832	(d)	JP Morgan Latin America Capital Partners, L.P. (cost $871,918)(b)(c)(e)(f)(g)	47,577
MEXICO-18.7%
BEVERAGES-3.9%
104,402		Fomento Economico Mexicano S.A.B. de C.V., ADR	10,136,390
COMMERCIAL BANKS-4.6%
1,937,097		Grupo Financiero Banorte S.A.B. de C.V.	12,069,952
FOOD & STAPLES RETAILING-3.7%
1,339,000		Organización Soriana S.A.B. de C.V.(f)	4,328,132
2,048,000		Wal-Mart de México S.A.B. de C.V., Series V	5,360,364
			9,688,496

See Notes to Portfolio of Investments.

No. of Shares		Description	Value
HOUSEHOLD PRODUCTS-2.3%
2,119,700		Kimberly-Clark de Mexico S.A.B. de C.V.	6,197,404
TRANSPORTATION INFRASTRUCTURE-4.2%
202,000		Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR(f)	5,379,260
51,134		Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	5,566,447
			10,945,707
		Total Mexico (cost $24,703,898)	49,037,949
GLOBAL-0.0%
VENTURE CAPITAL-0.0%
2,237,292	(d)	Emerging Markets Ventures l, L.P. (cost $785,672)(b)(c)(e)(f)(g)	94,436
		Total Long-Term Equity Securities (cost $205,397,163)	268,118,320

Principal Amount (000’s)
SHORT-TERM INVESTMENT-1.5%
GRAND CAYMAN-1.5%
$3,835		JPMorgan Chase & Co., overnight deposit, 0.03%, 10/01/13 (cost $3,835,000)	3,835,000
		Total Investments-103.9% (cost $209,232,163)	271,953,320
		Liabilities in Excess of Cash and Other Assets-(3.9)%	(10,152,434)
		Net Assets-100.0%	$261,800,886

(a)	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to schedule of investments.
(c)	Illiquid Security.
(d)	Represents contributed capital.
(e)	Restricted security, not readily marketable.
(f)	Non-income producing security.
(g)	As of September 30, 2013, the aggregate amount of open commitments for the Fund is $716,862.

ADR	American Depositary Receipts.
BDR	Brazilian Depositary Receipts.
PN	Preferred Shares.
PNB	Preferred Shares, Class B.

See Notes to Portfolio of Investments.

Aberdeen Latin America Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

September 30, 2013

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined as a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price on the mean price as noted above. Valuation factors are provided by an independent pricing service provider. Their valuation factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time markets close and the time the Fund values such foreign securities. When the prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. These valuation factors are based on inputs, such as depositary receipts, S&P 500 Index/S&P 500 Futures, Nikkei 225 Futures, sector indices/ETFs, exchange rates, and historical opening and closing prices of each security. If the pricing service is unable to provide a valuation factor, or if the valuation factor falls below a predetermined threshold, the security is valued at the last sale price. A security that applies a valuation factor is determined as a Level 2 investment. When no valuation factor is applied, the security is determined as a Level 1 investment.

In the event that a security’s market quotation is not readily available or is deemed unreliable, the fair value of a security is determined by the Fund’s Pricing Committee (which is appointed by the Board of Directors), taking into account the relevant factors and surrounding circumstances. A security that has been fair valued may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in venture capital private placement securities, which are deemed to be restricted securities. In the absence of readily ascertainable market values these securities are valued at fair value as determined in good faith by, or under the direction of the Board, under procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these venture capital investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant inputs, including adjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Aberdeen Latin America Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2013

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at value	Level 1	Level 2	Level 3	Balance as of 09/30/2013
Long-Term Investments
Venture Capital	$—	$—	$142,013	$142,013
Water Utilities	—	3,200,022	—	3,200,022
Other	264,776,285	—	—	264,776,285
Short-Term Investments	—	3,835,000	—	3,835,000
Total	$264,776,285	$7,035,022	$142,013	$271,953,320

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers. There were no transfers between levels at September 30, 2013. For the period ended September 30, 2013, there have been no significant changes to the fair valuation methodologies

The significant unobservable inputs used in the fair value measurement of the Fund’s venture capital holdings are audited financial statements, expenses incurred from the partnership, interim financial statements, capital calls, and distributions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 03/31/13	Valuation Technique	Unobservable Inputs	Range
Venture Capital	$142,013	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	$58,182 – $(89,109)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2012	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Capital Contributed	Distributions/ Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/2013
Venture Capital	$185,775	$—	$—	$(14,933)	$58,182	$(87,011)	$—	$—	$142,013
Total	$185,775	$—	$—	$(14,933)	$58,182	$(87,011)	$—	$—	$142,013

The change in unrealized appreciation/depreciation relating to investments still held at September 30, 2013, is $(14,933).

Below is a chart of the Venture Capital Securities, which as noted above are also considered restricted securities.

Security	Acquisition Date(s)	Cost	Fair Value At 09/30/13	Percent of Net Assets	Distributions Received	Open Commitments
Emerging Markets Ventures l, L.P.	01/22/98 - 01/10/06	$785,672	$94,436	0.04	$2,558,766	$262,708
JP Morgan Latin America Capital Partners, L.P.	04/10/00 - 07/13/12	871,918	47,577	0.02	2,706,328	454,154
Total		$1,657,590	$142,013	0.06	$5,265,094	$716,862

The Fund may incur certain costs in connection with the disposition of the above securities.

(b) Short-Term Investment:

The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co. (“BBH & Co.”), the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

(c) Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(I)	market value of investment securities, other assets and liabilities at the rate of exchange at the Valuation Time; and

(II)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Aberdeen Latin America Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

September 30, 2013

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign currency transactions represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. When the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies.

(f) Federal Income Tax Cost:

At September 30, 2013, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $209,232,163, $83,817,116, $(21,095,959) and $62,721,157, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

(g) Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2013.

Item 2 – Controls and Procedures

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 26, 2013